Loans (Details) $ in Millions			1 Months Ended	6 Months Ended
	Feb. 08, 2022 CHF (SFr)	Feb. 04, 2022 CHF (SFr)	Mar. 26, 2020 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2022 USD ($)	Sep. 09, 2022 CHF (SFr)
Description Of Accounting Policy For Loans And Receivables Text Block Abstract
Loan amount		SFr 5,000,000				SFr 600,000
Loan bears interest rate		10.00%
Loan agreement, description		The Company may prepay all or part of the Loan after six months after the Disbursement Date; provided that the Company will pay an amount equal to 130% of the desired prepayment amount. The Lender has the right to convert all or part of the Loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that the Lender own no more than 9.99% of the common shares at any time. The conversion price of the Loan into common shares is USD 38.916, which corresponds to 150% of USD 25.944 (the trading volume weighted average price, the “VWAP”, per common share on the NASDAQ stock exchange on the Disbursement Date), converted into Swiss Francs at the midpoint of the interbank exchange rate shown by UBS on the day of receipt of the conversion notice at 4:00 pm Central European Time. The conversion price shall be lowered in the event that the Company raises equity before the maturity date of the Loan through a public or private offering of common shares at an issue price that is at least 10 (ten) % below the VWAP (the “New Issue”), according to the formula set forth in the Loan Agreement (the “Adjustment”).
Unconverted outstanding loan amount				SFr 4,701,906	$ 25
Fair value of the embedded derivatives amount				SFr 284
Initial recognition	SFr 449,898
Fair value measurement of embedded derivatives	449,614
Effective interest expenses and transaction costs	SFr 359,068
Loan eligible amount			SFr 50,000
Loan interest free repaid term			5 years